Note 13 - Basis of Fair Value Measurement of Pension Plan Assets (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets		¥ 469,780	¥ 417,833
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | US Equity Securities [Member]
Plan assets		144,147	124,670
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets		84,400	78,027
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Plan assets		¥ 698,327	¥ 620,530
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Domestic Corporate Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Other Financial Instruments [Member]
Plan assets	[1]
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Plan assets		¥ 111,223	¥ 165,145
Fair Value, Inputs, Level 1 [Member]
Plan assets		¥ 809,550	¥ 785,675
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | US Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets		¥ 577,488	¥ 495,637
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Domestic Corporate Debt Securities [Member]
Plan assets		241,744	256,954
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets		118,099	110,851
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets		158,547	152,927
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets		21,381	19,256
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Plan assets		1,117,259	1,035,625
Fair Value, Inputs, Level 2 [Member] | Other Financial Instruments [Member]
Plan assets	[1]	¥ 1,267,090	¥ 1,109,010
Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member]
Plan assets		¥ 2,384,349	¥ 2,144,635
Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets		469,780	417,833
Equity Securities [Member] | US Equity Securities [Member]
Plan assets		144,147	124,670
Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets		84,400	78,027
Equity Securities [Member]
Plan assets		698,327	620,530
Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets		577,488	495,637
Debt Securities [Member] | Domestic Corporate Debt Securities [Member]
Plan assets		241,744	256,954
Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets		118,099	110,851
Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets		158,547	152,927
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets		21,381	19,256
Debt Securities [Member]
Plan assets		1,117,259	1,035,625
Other Financial Instruments [Member]
Plan assets	[1]	1,267,090	1,109,010
Cash [Member]
Plan assets		111,223	165,145
Plan assets		¥ 3,193,899	¥ 2,930,310	¥ 2,424,499

[1]	Other financial instruments are life insurance pooled investment portfolios.